UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCK 97.5%
BANK 0.8%
Bond Street Holdings LLC, Class A (a),(b),(d)	289,434	$6,078,114
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	213,700	4,274,000
		10,352,114
REAL ESTATE 96.7%
DIVERSIFIED 8.2%
Alexander’s	24,756	7,817,450
Cousins Properties	605,900	4,326,126
Duke Realty Corp.	2,014,825	23,351,822
Forest City Enterprises (b)	830,171	10,651,094
Vornado Realty Trust	652,214	55,783,863
		101,930,355
HEALTH CARE 12.1%
Brookdale Senior Living (b)	528,236	8,615,529
HCP	947,501	34,091,086
Health Care REIT	816,817	38,668,117
Nationwide Health Properties	630,876	24,395,975
Senior Housing Properties Trust	620,798	14,588,753
Ventas	603,130	31,103,414
		151,462,874
HOTEL 4.5%
Hersha Hospitality Trust	1,661,497	8,606,555
Host Hotels & Resorts	2,145,856	31,071,995
Hyatt Hotels Corp.(b)	138,382	5,174,103
Pebblebrook Hotel Trust(b)	476,631	8,584,124
Strategic Hotels & Resorts(b)	665,496	2,821,703
		56,258,480

	Number of Shares	Value

INDUSTRIAL 3.5%
AMB Property Corp.	377,338	$9,988,137
EastGroup Properties	367,251	13,727,842
ProLogis	1,670,570	19,679,315
		43,395,294
OFFICE 9.6%
BioMed Realty Trust	242,762	4,350,295
Boston Properties	579,731	48,187,241
Douglas Emmett	919,237	16,095,840
Hudson Pacific Properties	348,573	5,706,140
Kilroy Realty Corp.	136,035	4,508,200
Liberty Property Trust	573,555	18,296,404
Mack-Cali Realty Corp.	364,060	11,908,403
SL Green Realty Corp.	160,034	10,134,953
		119,187,476
OFFICE/INDUSTRIAL 1.3%
PS Business Parks	290,066	16,409,034

	Number of Shares	Value

RESIDENTIAL 20.4%
APARTMENT 19.0%
American Campus Communities	160,486	$4,885,194
Apartment Investment & Management Co.	1,067,802	22,829,607
AvalonBay Communities	326,729	33,956,945
BRE Properties	557,179	23,122,928
Camden Property Trust	260,776	12,509,425
Colonial Properties Trust	339,344	5,493,979
Education Realty Trust	629,105	4,498,101
Equity Residential	1,092,629	51,976,362
Essex Property Trust	164,364	17,987,996
Home Properties	187,447	9,915,946
Mid-America Apartment Communities	173,185	10,093,222
Post Properties	539,330	15,058,094
UDR	1,166,304	24,632,340
		236,960,139
MANUFACTURED HOME 1.4%
Equity Lifestyle Properties	332,422	18,110,350
TOTAL RESIDENTIAL		255,070,489
SELF STORAGE 5.5%
Public Storage	600,190	58,242,437
Sovran Self Storage	268,581	10,179,220
		68,421,657
SHOPPING CENTER 27.0%
COMMUNITY CENTER 13.1%
Developers Diversified Realty Corp.	2,180,607	24,466,411
Federal Realty Investment Trust	279,590	22,831,319
Kimco Realty Corp.	3,093,283	48,719,207
Regency Centers Corp.	505,939	19,969,412
Tanger Factory Outlet Centers	466,877	22,008,582
Weingarten Realty Investors	1,156,786	25,241,071
		163,236,002

		Number of Shares	Value

REGIONAL MALL 13.9%
Equity One		148,175	$2,501,194
Macerich Co.		668,290	28,703,055
Simon Property Group		1,402,676	130,084,172
Taubman Centers		263,316	11,746,527
			173,034,948
TOTAL SHOPPING CENTER			336,270,950
SPECIALTY 4.6%
Digital Realty Trust		522,668	32,248,616
Plum Creek Timber Co.		310,348	10,955,284
Rayonier		287,557	14,412,357
			57,616,257
TOTAL REAL ESTATE			1,206,022,866
TOTAL COMMON STOCK (Identified cost—$878,370,768)			1,216,374,980
SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(e)		14,153,841	14,153,841
State Street Institutional Liquid Reserves Fund, 0.26%(e)		14,165,088	14,165,088
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$28,318,929)			28,318,929
TOTAL INVESTMENTS (Identified cost—$906,689,697)	99.8%		1,244,693,909

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		2,221,574

NET ASSETS (Equivalent to $35.31 per share based on 35,310,930 shares of common stock outstanding)	100.0%		$1,246,915,483

Glossary of Portfolio Abbreviation
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.8% of net assets of the Fund.
(b)	Non-income producing security.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of net assets of the Fund.
(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.8% of net assets of the Fund.

(e)	Rate quoted represents the seven day yield of the fund.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Fund Code Not Found determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Other Industries not Real Estate	$10,352,114	$—	$—	$10,352,114
Common Stock — Real Estate	1,206,022,866	1,206,022,866	—	—
Money Market Funds	28,318,929	—	28,318,929	—
Total Investments	$1,244,693,909	$1,206,022,866	$28,318,929	$10,352,114

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—
Net purchases	10,352,114
Balance as of September 30, 2010	$10,352,114

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $0.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors

Note 2. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$338,768,867
Gross unrealized depreciation	$(764,655)
Net unrealized appreciation	$338,004,212

Cost for federal income tax purposes	$906,689,697

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 24, 2010